Significant Accounting Policies - Schedule of Available-for-Sale Securities Included in Long Term Investments Measured and Recorded at Fair Value on Recurring Basis (Detail) - Fair Value, Measurements, Recurring [Member] - USD ($)
$ in Thousands
	May 31, 2017	May 31, 2016
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sales investments	$ 197,590	$ 163,804
Common Shares [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sales investments	36,406	15,945
Redeemable Preferred Shares [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sales investments	153,698	112,136
Convertible Bond [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sales investments		12,310
Asset Management Plan and Trust [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sales investments	7,486	23,413
Quoted Prices in Active Market for Identical Assets Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sales investments	36,406	15,945
Quoted Prices in Active Market for Identical Assets Level 1 [Member] | Common Shares [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sales investments	36,406	15,945
Significant Other Observable Inputs Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sales investments	38,155	77,986
Significant Other Observable Inputs Level 2 [Member] | Redeemable Preferred Shares [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sales investments	30,669	42,263
Significant Other Observable Inputs Level 2 [Member] | Convertible Bond [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sales investments		12,310
Significant Other Observable Inputs Level 2 [Member] | Asset Management Plan and Trust [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sales investments	7,486	23,413
Significant Other Observable Inputs Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sales investments	123,029	69,873
Significant Other Observable Inputs Level 3 [Member] | Redeemable Preferred Shares [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sales investments	$ 123,029	$ 69,873